Property, Plant and Equipment - Finance Leases - Additional Information (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Property plant and equipment under finance leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of property, plant and equipment held under finance lease	CAD 406	CAD 220
Land Building Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of property, plant and equipment held under finance lease	192	220
Construction In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of property, plant and equipment held under finance lease	CAD 214	CAD 0